Stock Options (Details 2)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Stock Options
Weighted Average Remaining Contractual Life	4 years 4 months 24 days
Stock option issuance date	May 26, 2022
Number of outstanding share | shares	3,700,000
Stock option expire date	May 26, 2027
Stock option, price per share | $ / shares	$ 0.22